Employee Benefits Expense	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS EXPENSE.
Employee Benefits Expense

30.  EMPLOYEE BENEFITS EXPENSE

The detail of employee expenses for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	2020	2019	2018
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(117,220,406)	(109,101,737)	(102,897,710)
Post-employment benefit obligations expense	(2,132,231)	(3,153,395)	(1,881,202)
Social security and other contributions	(12,346,828)	(14,334,587)	(13,405,944)
Other employee expenses	(5,527,283)	(3,015,237)	(4,945,478)
Total Employee Benefits Expenses	(137,226,748)	(129,604,956)	(123,130,334)